                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mendon Capital Advisors Corp.
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY  14618
                 -------------------------------

Form 13F File Number: 028-10662
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anton Schutz
         -------------------------------
Title:   President
         -------------------------------
Phone:   585-770-1770
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Anton Schutz            Rochester, NY  14618    February 1, 2011
------------------------------    ----------------------   ----------------
         [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 123
                                        --------------------

Form 13F Information Table Value Total: $204,125
                                        ---------------------
                                            (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number          Name

    01       028-02744                     Burnham Asset Management Corp.
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

           ITEM 1               ITEM 2    ITEM 3     ITEM 4        ITEM 5        ITEM 6   ITEM 7           ITEM 8
-----------------------------  --------  ---------  -------  ------------------  -------  -------  ------------------------
                               TITLE OF              VALUE    SH/PRN  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
           ISSUER                CLASS     CUSIP    (x1000)   AMOUNT  PRN  CALL  DISCRTN    MGRS     SOLE      SHARED  NONE
INVESCO LTD                      SHS     G149BT108     1203    50000              OTHER      01       50000      0       0
ALLIANCE FINANCIAL CORP NY       COM     019205103      404    12500              SOLE                12500      0       0
ALLIANCE FINANCIAL CORP NY       COM     019205103     1213    37500              OTHER      01       37500      0       0
AMERIS BANCORP                   COM     03076K108      527    50000              OTHER      01       50000      0       0
BANCORP RHODE ISLAND INC         COM     059690107      436    15000              SOLE                15000      0       0
BANCORP RHODE ISLAND INC         COM     059690107     1638    56310              OTHER      01       56310      0       0
BANK OF AMERICA CORPORATION      COM     060505104     1067    80000              OTHER      01       80000      0       0
BEACON FED BANCORP               COM     073582108      693    58724              SOLE                58724      0       0
BEACON FED BANCORP               COM     073582108     3064   259641              OTHER      01      259641      0       0
BENEFICIAL MUTUAL BANCORP INC    COM     08173R104     1478   167343              OTHER      01      167343      0       0
BENEFICIAL MUTUAL BANCORP INC    COM     08173R104       68     7740              OTHER                7740      0       0
BERKSHIRE HILLS BANCORP          COM     084680107      553    25000              OTHER      01       25000      0       0
BRYN MAWR BANK                   COM     117665109      436    25000              OTHER      01       25000      0       0
CENTERSTATE BANKS                COM     15201P109     1578   199250              SOLE               199250      0       0
CENTERSTATE BANKS                COM     15201P109     7199   909000              OTHER      01      909000      0       0
CENTERSTATE BANKS                COM     15201P109       96    12178              OTHER               12178      0       0
CHICOPEE BANCORP                 COM     168565109      866    68476              SOLE                68476      0       0
CHICOPEE BANCORP                 COM     168565109     1436   113553              OTHER      01      113553      0       0
CHARTER FINL CORP WEST PT GA     COM     16122M100     1157   130000              SOLE               130000      0       0
CHARTER FINL CORP WEST PT GA     COM     16122M100     1157   130000              OTHER      01      130000      0       0
CHARTER FINL CORP WEST PT GA     COM     16122M100      169    18940              OTHER               18940      0       0
CITIGROUP INC                    COM     172967101     4730  1000000              OTHER      01     1000000      0       0
CITIZENS SOUTH BKG CP DEL        COM     176682102     1939   446882              SOLE               446882      0       0
CITIZENS SOUTH BKG CP DEL        COM     176682102     2956   681176              OTHER      01      681176      0       0
CITIZENS SOUTH BKG CP DEL        COM     176682102       38     8932              OTHER                8932      0       0
COMERICA INC                     COM     200340107     3168    75000              OTHER      01       75000      0       0
CONNECTICUT BK&TR CO HART NE     COM     207546102      580   103630              SOLE               103630      0       0
CONNECTICUT BK&TR CO HART NE     COM     207546102      736   131474              OTHER      01      131474      0       0
COWEN HOLDINGS GROUP INC         CL A    223622101     2101   448053              SOLE               448053      0       0
COWEN HOLDINGS GROUP INC         CL A    223622101     8360  1782495              OTHER      01     1782495      0       0
FBR CAPITAL MARKETS CORP         COM     30247C301      478   125000              SOLE               125000      0       0
FBR CAPITAL MARKETS CORP         COM     30247C301     1910   500000              OTHER      01      500000      0       0
FEDFIRST FINL CORP               COM     31429C101      275    20000              SOLE                20000      0       0
FEDFIRST FINL CORP               COM     31429C101      275    20000              OTHER      01       20000      0       0
FIRST CALIFORNIA FINANCIAL       COM     319395109      520   185870              SOLE               185870      0       0
FIRST CALIFORNIA FINANCIAL       COM     319395109     2375   848330              OTHER      01      848330      0       0
FIRST CALIFORNIA FINANCIAL       COM     319395109      182    64856              OTHER               64856      0       0
FIRST UNITED BANCORP INC FLA     COM     33740N105     2138   309500              SOLE               309500      0       0
FIRST UNITED BANCORP INC FLA     CL A    33740N105     8330  1205600              OTHER      01     1205600      0       0
FIRST UNITED BANCORP INC FLA     CL A    33740N105      190    27640              OTHER               27640      0       0
FIRSTMERIT CORP                  CL A    337915102     3463   175000              OTHER      01      175000      0       0
FLAGSTAR BANCORP INC             CL A    337930101      118    72500              SOLE                72500      0       0
FLAGSTAR BANCORP INC             COM     337930101      216   132500              OTHER      01      132500      0       0
GLEACHER & CO INC                com     377341102      632   266654              SOLE               266654      0       0
GLEACHER & CO INC                COM     377341102     6622  2794218              OTHER      01     2794218      0       0
GUARANTY BANCORP DEL             COM     40075T102      568   400000              OTHER      01      400000      0       0
HERITAGE FINL GROUP INC          COM     42726X102     1242   100000              SOLE               100000      0       0
HERITAGE FINL GROUP INC          COM     42726X102     1242   100000              OTHER      01      100000      0       0
HERITAGE FINL GROUP INC          COM     42726X102      208    16784              OTHER               16784      0       0
HERITAGE FINL CORP WASH          COM     42722X106      348    25000              SOLE                25000      0       0
HERITAGE FINL CORP WASH          COM     42722X106      348    25000              OTHER      01       25000      0       0
HOME BANCSHARES INC              COM     436893200      121     5473              SOLE                 5473      0       0
HOME BANCSHARES INC              COM     436893200      121     5472              OTHER      01        5472      0       0
HORIZON BANCORP                  COM     412850109      107     4000              OTHER                4000      0       0
INVESCO MORTGAGE CAPITAL         COM     46131B100     1030    47180              SOLE                47180      0       0
INVESCO MORTGAGE CAPITAL         COM     46131B100     6742   308720              OTHER      01      308720      0       0
INVESTORS BANCORP                COM     46146P102     1049    80000              SOLE                80000      0       0
INVESTORS BANCORP                COM     46146P102     5163   393500              OTHER      01      393500      0       0
JACKSONVILLE BANCORP INC FLA     COM     469249106      557    75518              SOLE                75518      0       0
JACKSONVILLE BANCORP INC FLA     COM     469249106     1703   230807              OTHER      01      230807      0       0
JP MORGAN CHASE & CO             COM     46625H100     3182    75000              OTHER      01       75000      0       0
KEYCORP                          COM     493267108      443    50000              OTHER      01       50000      0       0
MAJESTIC CAPITAL LTD             SHS     G5760D103      151    35314              OTHER      01       35314      0       0
MERIDIAN INTERSTATE BANCORP      COM     58964Q104      590    50000              OTHER      01       50000      0       0
MIDSOUTH BANCORP                 COM     598039105      230    15000              SOLE                15000      0       0
MIDSOUTH BANCORP                 COM     598039105      230    15000              OTHER      01       15000      0       0
MIDSOUTH BANCORP                 COM     598039105      169    11000              OTHER               11000      0       0


MORGAN STANLEY                   COM     617446448     4082   150000              OTHER              150000      0       0
NEW YORK CMNTY BANCORP INC       SHS     649445103      943    50000              OTHER      01       50000      0       0
NORTHWEST BANCORP                SHS     667340103     5889   500000              OTHER      01      500000      0       0
NORTHWEST BANCORP                COM     667340103      102     8968              OTHER                8968      0       0
OMNIAMERICAN BANCORP             COM     68216R107     1084    80000              OTHER      01       80000      0       0
ORIENTAL FINL GROUP              COM     68618W100     1917   153505              SOLE               153505      0       0
ORIENTAL FINL GROUP              COM     68618W100     7454   596825              OTHER      01      596825      0       0
ORIENTAL FINL GROUP              COM     68618W100      159    12760              OTHER               12760      0       0
PACIFIC CONTINENTAL CORP         COM     69412V108      199    19819              OTHER               19819      0       0
PENNYMAC MTG INV TR              COM     70931T103     1815   100000              SOLE               100000      0       0
PENNYMAC MTG INV TR              COM     70931T103     9578   527736              OTHER      01      527736      0       0
PEOPLES UNITED FINANCIAL INC     COM     712704105     1051    75000              OTHER      01       75000      0       0
PEOPLES UNITED FINANCIAL INC     COM     712704105       93     6606              OTHER                6606      0       0
PMI GROUP INC                    COM     69344M101      660   200000              SOLE               200000      0       0
PMI GROUP INC                    COM     69344M101      891   270000              OTHER      01      270000      0       0
PNC FINL SVCS GROUP INC          COM     693475105     2125    35000              OTHER      01       35000      0       0
POPULAR INC                      COM     733174106      944   300666              OTHER      01      300666      0       0
POPULAR INC                      COM     733174106      126    39977              OTHER               39977      0       0
PORTER BANCORP INC               COM     736233107     1374   133265              SOLE       01      133265      0       0
PORTER BANCORP INC               COM     736233107     5256   509819              OTHER      01      509819      0       0
RADIAN GROUP                     COM     750236101      404    50000              SOLE                50000      0       0
RADIAN GROUP                     COM     750236101     1170   145000              OTHER      01      145000      0       0
ROME BANCORP INC                 COM     77587P103     1273   105900              SOLE               105900      0       0
ROME BANCORP INC                 COM     77587P103      343    28522              OTHER      01       28522      0       0
SEACOST BANK CORP FLA            COM     811707306      547   374706              SOLE               374706      0       0
SEACOST BANK CORP FLA            COM     811707306     2805  1921412              OTHER      01     1921412      0       0
SCBT FINL CORP                   COM     78401V102      426    13000              OTHER      01       13000      0       0
SCBT FINL CORP                   COM     78401V102      153     4663              OTHER                4663      0       0
STERLING BANCORP                 COM     859158107     1047   100000              OTHER      01      100000      0       0
TFS FINANCIAL CORP               COM     87240R107     7604   842975              OTHER      01      842975      0       0
TOWER BANCORP INC                COM     891709107      635    28800              SOLE                28800      0       0
TOWER BANCORP INC                COM     891709107      635    28800              OTHER      01       28800      0       0
TOWER BANCORP INC                COM     891709107       53     2400              OTHER                2400      0       0
TWO HARBORS INVT CORP            COM     90187B101     1401   143069              SOLE               143069      0       0
TWO HARBORS INVT CORP            COM     90187B101     5603   572275              OTHER      01      572275      0       0
UNITED CMNTY BKS BLAIRSVILLE   CAP STK   90984P105       97    49500              SOLE                49500      0       0
UNITED CMNTY BKS BLAIRSVILLE   CAP STK   90984P105      584   299366              OTHER      01      299366      0       0
UNITED WESTERN BANCORP           COM     913201109      290   971180              OTHER      01      971180      0       0
UNITED WESTERN BANCORP           COM     913201109        6    19000              OTHER               19000      0       0
US BANCORP                       COM     902973304     2022    75000              OTHER      01       75000      0       0
VIEWPOINT FINL GROUP             COM     926727108     1149    98300              SOLE                98300      0       0
VIEWPOINT FINL GROUP             COM     926727108     6014   400005              OTHER      01      400005      0       0
VIEWPOINT FINL GROUP             COM     926727108       35     3000              OTHER                3000      0       0
WALKER & DUNLOP INC              COM     93148P102      807    80000              SOLE                80000      0       0
WALKER & DUNLOP INC              COM     93148P102     3229   320000              OTHER              320000      0       0
WASHINGTON BKG CO OAK HBR WA     COM     937303105      373    27188              OTHER      01       27188      0       0
WASHINGTON FEDERAL INC           COM     938824109      592    85000              OTHER      01       85000      0       0
WASHINGTON FEDERAL INC         CAP STK   938824109      152     9000              OTHER                9000      0       0
WEBSTER FINL CORP CONN         CAP STK   947890109      690    35000              SOLE                35000      0       0
WEBSTER FINL CORP CONN           COM     947890109     2758   140000              OTHER      01      140000      0       0
WELLS FARGO                      COM     949746101      232     7500              SOLE                 7500      0       0
WELLS FARGO                      COM     949746101      697    22500              OTHER      01       22500      0       0
WESTERN LIBERTY BANCORP          COM     961443108     1929   360555              SOLE               360555      0       0
WESTERN LIBERTY BANCORP          COM     961443108     8079  1510169              OTHER      01     1510169      0       0
WESTERN LIBERTY BANCORP          COM     961443108       61    11130              OTHER               11130      0       0
WILMINGTON TRUST CORP            COM     971807102      174    40000              OTHER      01       40000      0       0